                         METLIFE INSURANCE COMPANY USA

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                       PROSPECTUS DATED NOVEMBER 9, 2006
                           (COVA VA/PREMIER ADVISOR)

This Supplement revises information contained in the prospectus dated November 9, 2006 (as supplemented) for the Cova Variable Annuity and the Premier Advisor Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value)


 Mortality and Expense Charge*................. 1.25%
 Administration Expense Charge................. 0.15%
                                                ----

 Total Separate Account Product Charges........ 1.40%

 * For Premier Advisor contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of
       (1) 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and (2) 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).



    Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.36%     1.02%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund         0.71%          --         0.30%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                        0.45%          --         0.09%

 Growth Opportunities Portfolio                0.55%          --          0.12%

 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.75%          --          0.03%

 MET INVESTORS SERIES TRUST
 Clarion Global Real Estate                    0.60%          --          0.04%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                  0.55%          --         0.02%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         0.56%         0.25%        0.02%

 Invesco Mid Cap Value                          0.64%          --         0.04%
  Portfolio -- Class A

 Met/Aberdeen Emerging Markets Equity          0.88%          --          0.14%
  Portfolio -- Class A

 MFS(R) Research International                  0.69%          --         0.07%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                 0.65%          --          0.03%
  Portfolio -- Class A

 Oppenheimer Global Equity                      0.66%          --         0.05%
  Portfolio -- Class A

 Oppenheimer Global Equity                     0.66%         0.25%        0.05%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A        0.48%          --         0.04%

 T. Rowe Price Large Cap Value                 0.57%          --          0.02%
  Portfolio -- Class A

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                         0.32%          --          0.04%
  Portfolio -- Class A

 BlackRock Bond Income                          0.32%         0.25%       0.04%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond               0.34%          --          0.03%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class A           0.60%          --         0.02%

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Met/Wellington Core Equity                     0.70%          --         0.02%
  Opportunities Portfolio -- Class A

 MFS(R) Total Return Portfolio -- Class A      0.55%          --          0.05%

 MFS(R) Value Portfolio -- Class B              0.70%         0.25%       0.02%

 Neuberger Berman Genesis                      0.81%          --          0.03%
  Portfolio -- Class A




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund        0.01%       1.02%         0.01%         1.01%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio                       0.08%       0.62%           --          0.62%

 Growth Opportunities Portfolio                 --        0.67%           --          0.67%

 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                     --        0.78%           --          0.78%

 MET INVESTORS SERIES TRUST
 Clarion Global Real Estate                     --        0.64%           --          0.64%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                   --        0.57%         0.00%         0.57%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B          --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value                         0.08%       0.76%         0.02%         0.74%
  Portfolio -- Class A

 Met/Aberdeen Emerging Markets Equity           --        1.02%         0.05%         0.97%
  Portfolio -- Class A

 MFS(R) Research International                   --        0.76%         0.06%         0.70%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                  --        0.68%         0.01%         0.67%
  Portfolio -- Class A

 Oppenheimer Global Equity                       --        0.71%         0.08%         0.63%
  Portfolio -- Class A

 Oppenheimer Global Equity                      --        0.96%         0.08%         0.88%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class A         --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value                  --        0.59%           --          0.59%
  Portfolio -- Class A

 METROPOLITAN SERIES FUND
 BlackRock Bond Income                          --        0.36%         0.00%         0.36%
  Portfolio -- Class A

 BlackRock Bond Income                           --        0.61%         0.00%         0.61%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond                --        0.37%         0.02%         0.35%
  Portfolio -- Class A

 Jennison Growth Portfolio -- Class A            --        0.62%         0.08%         0.54%

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Met/Wellington Core Equity                      --        0.72%         0.12%         0.60%
  Opportunities Portfolio -- Class A

 MFS(R) Total Return Portfolio -- Class A       --        0.60%           --          0.60%

 MFS(R) Value Portfolio -- Class B               --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis                       --        0.84%         0.01%         0.83%
  Portfolio -- Class A


                                                      DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                         AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                         MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth             0.60%           --         0.02%        --        0.62%          0.02%        0.60%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth            0.47%          --          0.03%        --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategi  c       0.59%           --         0.04%        --        0.63%          0.04%        0.59%
  Bond Opportunities
  Portfolio -- Class A

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Equity Income Fund               0.47%         0.25%        0.11%        --        0.83%            --         0.83%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class A (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Jennison Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class A (formerly
         WMC Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A


PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Equity Income Fund



DOLLAR COST AVERAGING PROGRAM


In this section of the prospectus, all references to "BlackRock Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. There is no death benefit during the income phase, however, depending on the annuity options you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


METLIFE INSURANCE COMPANY USA


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife

Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class 1) (closed May 1, 2003 for Cova VA contracts); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series 1) (closed May 1, 2002 for Cova VA contracts); (c) Met Investors Series Trust ("MIST") (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) Metropolitan Series Fund ("MSF"): Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); (e) MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004 for Cova VA contracts) (f) MSF: BlackRock Capital Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); and
(g) MIST: Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011 for Cova VA) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011 for Cova VA).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the DWS Dreman Small Cap Value VIP (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.


Effective as of April 30, 2007, Invesco V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2006) was replaced with the Met Investors Series
Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust was merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio (formerly WMC Core Equity Opportunities Portfolio) of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

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


APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                   Seeks reasonable income. The fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to achieve a
                                           yield which exceeds the composite yield on
                                           the securities comprising the S&P 500(R)
                                           Index.
 Growth Opportunities Portfolio            Seeks to provide capital growth.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Seeks long-term capital growth.
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class A                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Mid Cap Value                     Seeks high total return by investing in equity
 Portfolio -- Class A                      securities of mid-sized companies.
 Met/Aberdeen Emerging Markets Equity      Seeks capital appreciation.
 Portfolio -- Class A (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class A
 Oppenheimer Global Equity                 Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Total Return Portfolio -- Class A   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Equity-Income Portfolio                   Fidelity Management & Research Company
                                           Subadviser: FMR Co., Inc.
 Growth Opportunities Portfolio            Fidelity Management & Research Company
                                           Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Templeton Investment Counsel, LLC
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate                MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     MetLife Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                     MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Invesco Advisers, Inc.
 Met/Aberdeen Emerging Markets Equity      MetLife Advisers, LLC
 Portfolio -- Class A (formerly MFS(R)     Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)        Limited
 MFS(R) Research International             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Morgan Stanley Investment
                                           Management Inc.
 Oppenheimer Global Equity                 MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity                 MetLife Advisers, LLC
 Portfolio -- Class B                      Subadviser: OppenheimerFunds, Inc.
 PIMCO Total Return Portfolio -- Class A   MetLife Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class A                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class A                       from investing in fixed-income securities.
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
 (formerly WMC Core Equity                  appreciation and current income.
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio -- Class A   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Seeks capital growth and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value              MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class A (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Jennison Growth Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
 (formerly WMC Core Equity                  Company LLP
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio -- Class A   MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Equity Income Fund               Putnam Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:



MET INVESTORS SERIES TRUST

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     Oppenheimer Global Equity Portfolio -- Class B

     PIMCO Total Return Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class A



METROPOLITAN SERIES FUND

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class A (formerly
         WMC Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Invesco V.I. International Growth Fund -- Series I (5/1/

         02)

     Templeton Foreign VIP Fund -- Class 1 (5/1/03)

     ClearBridge Aggressive Growth Portfolio -- Class B (5/2/11)

     Oppenheimer Global Equity Portfolio -- Class A (5/2/

         11)

     T. Rowe Price Mid Cap Growth Portfolio -- Class B (5/1/03)

     Baillie Gifford International Stock Portfolio -- Class B (12/19/03)

     BlackRock Capital Appreciation Portfolio -- Class A (5/4/09)

     T. Rowe Price Large Cap Growth Portfolio -- Class A (5/1/04)

--------------------------------------------------------------------------------

If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Equity-Income Portfolio

     Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST -- CLASS A

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)

     Jennison Growth Portfolio

     Met/Wellington Core Equity Opportunities Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     BlackRock Capital Appreciation Portfolio -- Class A (5/4/09)

--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).



                                       11